United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 12/31/06
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          January 12, 2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:      $263,476
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
CARDINAL HEALTH          COM       14149Y108   15,456,000    239,875.00 X                                34,015  113,771   92,089
CHOICEPOINT              COM       170388102   54,571,000  1,385,749.00 X                               184,327  664,799  536,623
CINTAS CORP.             COM       172908105   19,999,000    503,625.00 X                                69,947  233,559  200,119
EBAY                     COM       278642103   14,409,000    479,166.00 X                                45,589  225,685  207,892
EXPRESS SCRIPTS          COM       302182100   29,960,000    418,432.00 X                                55,735  195,212  167,485
INTERCONTINENTAL EXCHANG COM       45865V100   14,634,000    135,620.00 X                                18,639   63,906   53,075
INTL SPEEDWAY CORP A     COM       460335201   10,339,000    202,559.00 X                                29,165   94,427   78,967
IRON MOUNTAIN            COM       462846106   10,114,000    366,971.00 X                                53,971  176,899  136,101
KOHLS CORP.              COM       500255104   15,589,000    227,801.00 X                                32,886  106,980   87,935
LAUREATE EDUCATION INC   COM       518613104   12,826,000    263,743.00 X                                36,328  125,855  101,560
NATL MEDICAL HLTH CARD   COM       636918302    1,926,000    162,599.00 X                                28,893   73,966   59,740
NAVIGATORS GROUP INC.    COM       638904102   12,669,000    262,947.00 X                                21,698  128,264  112,985
QUEST DIAGNOSTICS INC.   COM       74834L100    6,704,000    126,475.00 X                                16,300   60,950   49,225
STRAYER EDUCATION        COM       863236105    6,544,000     61,703.00 X                                 8,127   29,499   24,077
ZEBRA TECHNOLOGIES       COM       989207105   32,541,000    935,329.00 X                               124,645  423,733  386,951
LARGE CAP VALUE INDEX    MF        464287408      876,000     11,400.00 X                                          5,550    5,850
MSCI EAFI INDEX          MF        464287465    2,183,000     29,825.00 X                                         14,375   15,450
S&P 500 INDEX            MF        464287200    1,156,000      8,145.00 X                                          4,720    3,425
S&P MIDCAP 400 INDEX     MF        464287507      364,000      4,550.00 X                                          2,900    1,650
TWEEDY BROWN GLBL VAL    MF        901165100      616,000     19,940.00 X                                         19,390      550
TOTAL COMMON STOCK                            258,281,000
TOTAL MUTUAL FUNDS                              5,195,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              263,476,000

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